Basis of presentation and accounting policies - Carrying amount of the right of use asset and the lease liability (Details) - USD ($) $ in Thousands	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Lease liability recognized as at January 1, 2019	$ 13,549	$ 8,927
Of which are: Current lease liabilities	4,942	3,144
Non-current lease liabilities	8,607	5,783
Lease liabilities	$ 13,549	$ 8,927
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments as at December 31, 2018			$ 14,167
Discounted using lessee's incremental borrowing rate			(2,204)
Operating lease commitments discounted at the date of initial application			11,963
Add: finance lease liabilities recognized as at December 31, 2018			1,715
(Less): short-term leases recognized on a straight-line basis as expense			(59)
(Less): low-value leases recognized on a straight-line basis as expense			(70)
Lease liability recognized as at January 1, 2019			13,549
Of which are: Current lease liabilities			4,942
Non-current lease liabilities			8,607
Lease liabilities			$ 13,549